Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2021
Discloure of Significant Accounting Policies
Description of accounting policy for foreign currency translation [text block]

Foreign currencies

The reporting currency of the Company and its subsidiaries is the Canadian dollar ("$" or "dollars"). The functional currency of the Company and its subsidiaries in Canada is the Canadian dollar and the functional currency of its subsidiaries in Brazil is the Brazilian Real ("R$") and its subsidiaries in the United States, Paraguay, Colombia and Peru is the United States dollar ("US$"). Foreign operations are translated into Canadian dollars using period end exchange rates as to assets and liabilities and average exchange rates as to income and expenses. All resulting exchange differences are recognized in other comprehensive income (loss).

Description of accounting policy for investments in joint ventures [text block]

Investment in joint venture

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The Company's investment in its joint venture is accounted for using the equity method. Under the equity method, the investment in a joint venture is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Company's share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment individually.

The consolidated statements of comprehensive income (loss) reflects the Company's share of the results of operations of the joint venture.  Any change in other comprehensive income (loss) of those investees is presented as part of the Company's other comprehensive income (loss).  In addition, when there has been a change recognised directly in the equity of the joint venture, the Company recognises its share of any changes, when applicable, in the statements of changes in equity.  Unrealized gains and losses resulting from transactions between the Company and the joint venture are eliminated to the extent of the interest in the joint venture.

The financial statements of the joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

Description of accounting policy for exploration and evaluation expenditures [text block]

Mineral exploration, evaluation and development expenditures

All direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis. The Company assesses the carrying costs for impairment when indicators of impairment exist. All other exploration and evaluation expenditures are charged to operations until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration and evaluation costs and the costs incurred to develop a property are capitalized into mineral properties. On the commencement of production, depletion of each mineral property will be provided on a units-of-production basis using estimated reserves as the depletion base.

Description of accounting policy for mining assets [text block]

Mineral property option agreements

When the Company acts as the farmee in a farm-in mineral property option agreement, the direct costs to enter into the agreement are capitalized to exploration and evaluation assets. All exploration and evaluation expenditures incurred by the Company in fulfilling the terms of the agreement are expensed as incurred, until such time as the option is exercised or lapses.

When the Company acts as the farmor in an agreement, it does not record any expenditures made by the farmee. It does not recognize any gain or loss on its exploration and evaluation farm out mineral property option agreements, and instead records any proceeds received as a credit to the amounts previously capitalized as mineral property acquisition costs. Any amounts received in excess of amounts capitalized are taken as a gain to the consolidated statement of comprehensive income (loss).

Description of accounting policy for income tax [text block]

Income taxes

Income tax expense represents the sum of tax currently payable and deferred tax. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of each reporting period. Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

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where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

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in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

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where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

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in respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of each reporting period. Deferred income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of comprehensive income (loss).

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Description of accounting policy for financial instruments [text block]

Financial instruments

Financial instruments are recognized on the consolidated statements of financial position on the trade date, being the date on which the Company becomes a party to the contractual provisions of the financial instrument. At initial recognition, the Company classifies its financial instruments as one the following categories: at fair value through profit and loss ("FVTPL"), at fair value through other comprehensive income ("FVTOCI"), or at amortized cost according to the financial instruments' contractual cash flow characteristics and the business models under which they are held.

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest. The Company's intent is to hold these financial assets in order to collect contractual cash flows and the contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding. Financial assets are measured at FVTOCI if they are held for the collection of contractual cash flows and for selling the financial assets, where the assets' cash flows represent solely payments of principal and interest. The Company initially recognizes these financial assets at their fair value with subsequent changes to fair values recognized in OCI. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to the statement of income (loss). Investments in equity securities are held for strategic purposes and not held for trading. The Company has made an irrevocable election at initial recognition to classify these investments as FVTOCI, with all subsequent changes in value being recognized in OCI. Cumulative gains and losses in equity securities are not subsequently reclassified to profit or loss.

Financial assets are measured at FVTPL if they do not qualify as financial assets at amortized cost or FVTOCI. The Company initially recognizes these financial assets at their fair value with subsequent changes to fair values recognized in the statement of loss. Financial liabilities are measured at amortised cost unless they are required to be measured at FVTPL.

The Company's financial instruments consist of cash and cash equivalents, short-term investments, reclamation deposits, investment in Gold Royalty Corp. ("GRC"), accounts payable and accrued liabilities, due to joint venture, due to related parties, lease liabilities, margin loan payable and government loan payable. All financial instruments are initially recorded at fair value and classified as follows:

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Cash and cash equivalents and reclamation deposits are classified as financial assets at amortized cost. Accounts payable and accrued liabilities, due to joint venture, due to related parties, lease liabilities, margin loan payable and government loan are classified as financial liabilities at amortized cost. Both financial assets at amortized cost and financial liabilities at amortized cost are subsequently measured using the effective interest method; and

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Short-term investments and the investment in GRC are investments in equity securities and are classified as fair value through other comprehensive income ("FVTOCI"). Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of other comprehensive income or loss. Realized gains or losses on the investment in GRC, classified as FVTOCI remain in OCI.

Description of accounting policy for impairment of financial assets [text block]

Impairment of financial assets

The Company assesses at the end of each reporting period whether a financial asset is impaired.

At each reporting date, the Company assesses the expected credit loss associated with its financial assets carried at amortized cost and debt instruments measured at FVTOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. Changes in allowances for expected credit losses are recognized as impairment gains or losses on the statement of loss.

Description of accounting policy for derecognition of financial instruments [text block]

Derecognition of financial assets and financial liabilities

Financial assets are derecognized when the rights to receive cash flows from the assets expire or, the financial assets are transferred and the Company has transferred substantially all the risks and rewards of ownership of the financial assets. On derecognition of a financial asset, the difference between the asset's carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized directly in equity is recognized in profit or loss.

For financial liabilities, they are derecognized when the obligation specified in the relevant contract is discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Description of accounting policy for fair value measurement [text block]

Fair value of financial instruments

The fair value of financial instruments that are traded in active markets at each reporting date are determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.

For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm's length market transactions; reference to the current fair value of another instrument that is substantially the same; a discounted cash flow analysis or other valuation models.

Description of accounting policy for impairment of non-financial assets [text block]

Impairment of non-financial assets

Exploration and evaluation assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly. An impairment loss is charged to profit or loss.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash flows (cash-general units). As a result, some assets may be tested individually for impairment and some may be tested at a cash-generating unit level.

Impairment reviews for exploration and evaluation stage mineral properties are carried out on a property by property basis, with each property representing a single cash generating unit. An impairment review is undertaken when indicators of impairment arise, but typically when one of the following circumstances apply:

●	The right to explore the area has expired or will expire in the near future with no expectation of renewal;
●	Substantive expenditure on further exploration for and evaluation of mineral resources in the area is neither planned nor budgeted;
●	No commercially viable deposits have been discovered, and the decision had been made to discontinue exploration in the area; and
●	Sufficient work has been performed to indicate that the carrying amount of the expenditure carried as an asset will not be fully recovered.

Description of accounting policy for provisions [text block]

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in profit or loss net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as finance cost.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]

Rehabilitation provisions

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations, including those associated with the reclamation of exploration and evaluation assets and property and equipment, when those obligations result from the acquisition, construction, development or normal operation of the asset. Rehabilitation provisions are measured at the present value of the expected expenditures required to settle the obligation using a discount rate reflecting the time value of money and risks specific to the liability. Upon initial recognition of the liability, the present value of the estimated cost is capitalized by increasing the carrying amount of the related assets. Over time, the discounted liability is increased based on the unwind of the discount rate. The periodic unwinding of the discount is recognized in profit or loss as a finance cost. Additional disturbances or changes in rehabilitation costs will be recognized as additions or charges to the corresponding assets and rehabilitation liability when they occur. Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognising an adjustment to the rehabilitation liability and a corresponding adjustment to the asset to which it relates.

Description of accounting policy for restricted cash and cash equivalents [text block]

Cash and cash equivalents

Cash and cash equivalents comprise cash on deposit with banks and highly liquid short-term interest-bearing investments with a term to maturity at the date of purchase of 90 days or less which are subject to an insignificant risk of change in value.

Description of accounting policy for transactions with related parties [text block]

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Description of accounting policy for earnings per share [text block]

Net income (loss) per share

Basic net income (loss) per share includes no potential dilution and is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding for the period.

Diluted income per share is computed in a manner similar to basic net income (loss) per share except that the weighted average number of common shares outstanding are increased to include additional shares from the assumed exercise of share options and warrants, if dilutive.

Description of accounting policy for property, plant and equipment [text block]

Property and equipment

Property and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives. Property and equipment are depreciated over an estimated useful life as follows:

Buildings and Camp Structures	5 to 20 years
Exploration equipment	5 years
Vehicles	5 years
Furniture and fixtures	5 years
Computer equipment	3 years
Computer software	1 year

When an item of property and equipment has different useful lives, the components are accounted for as separate items of property and equipment. Expenditures incurred to replace a component of an item of property and equipment that is accounted for separately, including major inspection and overhaul expenditures are capitalized if the recognition criteria are satisfied. All other repair and maintenance costs are recognised in the consolidated statement of comprehensive loss as incurred.

Description of accounting policy for share-based payment transactions [text block]

Share-based payments

Restricted share rights

The Company grants restricted share rights (the "RSRs") to certain directors, officers, employees and consultants to receive shares of the Company. The Company classifies RSRs as equity instruments since the Company has the ability and intent to settle the awards in common shares.

The fair value of RSRs granted is recognized as an expense over the vesting period with a corresponding increase in equity. The fair value is measured at grant date and recognized over the period during which the RSRs vest.

The vesting of RSRs and issuance of common shares in the Company is recorded as issued capital and the related share-based compensation reserve is transferred to issued capital.

Share options

The Company grants share options to certain directors, officers, employees, and consultants of the Company. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of share-based awards.

The fair value of share options granted to employees is recognized as an expense over the vesting period with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes, provides services that could be provided by a direct employee, or has authority and responsibility for planning, directing and controlling the activities of the Company, including non-executive directors. For employees, the fair value is measured at grant date and recognized over the period during which the options vest.

For consultants, the fair value of the award is recorded in profit or loss over the term of the service provided, and the fair value of the unvested amounts are revalued at each reporting period over the service period.

Consideration received on the exercise of share options is recorded as issued capital and the related share-based compensation reserve is transferred to issued capital.

Disclosure of accounting policy for judgements and estimates explanatory [text block]

Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make accounting policy judgments, make estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, income and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the consolidated financial statements is as follows:

Investment in Gold Royalty Corp.

In March 2021, the Company's former subsidiary, GRC completed its initial public offering (the "IPO"). Inclusive of the partial exercise of an overallotment option, GRC issued 18,000,000 units (the "Units") at a price of US$5.00 per Unit and separately issued 721,347 common shares and 1,350,000 warrants for aggregate gross proceeds of $117.3 million (US$94.5 million). Each Unit consisted of one common share and one half of one common share purchase warrant. Following the completion of the IPO, the Company's ownership in GRC decreased from 87.6% to 48.1%.

GRC's board of directors appoints officers and management of GRC and approves its operating, investing and financing decisions. Prior to the completion of the IPO, significant decisions related to GRC's activities required approval by both GRC and the Company's boards of directors.  Subsequent to the completion of the IPO, the Company continued to have two directors on GRC's board of directors, however, a majority of GRC directors were independent of the Company.  Significant operational, investing and financing decisions by GRC no longer require approval of the Company.  With reduced board representation and ownership percentage, and a substantially separate management team in place for GRC, the Company determined that it had significant influence, rather than control, over GRC.  The Company reported the results of GRC as an associate using the equity method effective March 11, 2021 (Note 4).

On August 23, 2021 GRC completed the acquisition of Ely Gold Royalties Inc. ("Ely Gold") by issuing 30,902,176 GRC common shares and paying $84.0 million in cash. Following GRC's acquisition of Ely Gold, the Company's ownership in GRC decreased from 48.1% to 27.6%. Post ownership dilution, two of the Company's directors remained members of GRC's board of seven directors. The Company continued to have the ability to exercise significant influence over GRC following the acquisition of Ely Gold.

On November 5, 2021, GRC completed the acquisition of Abitibi Royalties Inc. ("Abitibi") and Golden Valley Mines and Royalties Ltd. ("Golden Valley") by issuing 31,625,931 GRC common shares and 29,478,269 GRC common shares, respectively to the shareholders of Abitibi and Golden Valley. Following GRC's acquisition of Abitibi and Golden Valley, the Company's ownership in GRC further decreased from 27.6% to 14.9% and GRC added an additional board member who is unrelated to the Company. Post closing, two of the Company's directors remained members of GRC's board of eight directors; however, one of the two has announced a decision not to seek reappointment further diluting the Company's influence over GRC's board. The Company does not have an investor agreement and has no specific right to appoint directors of GRC other than in its capacity as a shareholder. Additionally, following the Abitibi and Golden Valley acquisition GRC has two other significant (greater than 5%) shareholders, further reducing the Company's influence.

As the Company's ownership of GRC fell below 20% following the acquisition of Abitibi and Golden Valley, there is a presumption that the Company does not have significant influence. The Company considered all factors presented, including representation on the investee's board of directors, participation in policy making processes, material transactions between the entity and the investee, interchange of managerial personnel and provision of essential technical information. Based on the analysis performed, the Company concluded it no longer had significant influence over GRC and has accounted for its ownership in the common shares of GRC as an investment in GRC initially recognized at fair value and subsequently measured at FVTOCI effective November 5, 2021 (Note 4).

Existence of impairment indicators for exploration and evaluation assets

In accordance with the Company's accounting policy, all direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis. There is no certainty that costs incurred to acquire exploration rights will result in discoveries of commercial quantities of minerals. The Company applies judgment to determine whether indicators of impairment exist for these capitalized costs.

Management uses several criteria in making this assessment, including the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of mineral properties are budgeted, and evaluation of the results of exploration and evaluation activities up to the reporting date. As at November 30, 2021 the Company has concluded no impairment indicators exist for any of its exploration and evaluation assets.

Description of accounting policy for new accounting standards [text block]

3.2         Adoption of new accounting standards

The accounting policies disclosed in the notes to the consolidated financial statements of the Company for the year ended November 30, 2021 have been applied consistently to all periods presented in these consolidated financial statements, except as outlined below.

Business combinations

In October 2019, the IASB issued amendments to the definition of a business in IFRS 3 – Business Combinations ("IFRS 3"). The amendments clarify that while businesses usually have outputs, outputs are not required for an integrated set of activities and assets to qualify as a business. To be considered a business an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. Additional guidance is provided that helps to determine whether a substantive process has been acquired. The amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. Under the optional concentration test, the acquired set of activities and assets is not a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets. The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the first annual reporting period beginning on or after January 1, 2020. Effective December 1, 2020, the Company prospectively adopted the new IFRS 3 accounting standard which did not have an impact on the consolidated financial statements for the year ended November 30, 2021.

Investments in associates

Investments over which the Company exercises significant influence but which it does not control or jointly control are associates. Investments in associates are accounted for using the equity method, except when classified as held for sale.

The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the Company's proportionate share of the profit (loss), other comprehensive income (loss) and any other changes in the associate's or joint venture's net assets, such as further investment. Adjustments are made to align any inconsistencies between the Company's accounting policies and its associate's policies before applying the equity method. Adjustments are also made to account for depreciable assets based on their fair values at the acquisition date of the investment and for any impairment losses recognized by the associate. The equity method requires shares of losses to be recognized only until the carrying amount of an interest in an associate is nil. Any further losses are not recognized unless the entity has a legal or constructive obligation in respect of the liabilities associated with those losses.

At each statement of financial position date, the Company considers whether there is objective evidence of impairment of its investments in associates. If there is such evidence, the Company determines the amount of impairment to record, if any, in relation to the associate.

Where the Company loses control of an entity and it is reclassified as an associate the Company will remeasure the value of its retained investment at fair market value. A gain or loss will be recognized for the difference between the net amount of the change in interest and the fair value of a retained interest or any consideration received or paid. As of the date of loss of control the Company will cease to consolidate the results of the entity and report its results as an associate using the equity method of accounting.